Lease - Remaining contractual maturities (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2020
Remaining contractual maturities
Lease liabilities	¥ 20,502	¥ 411,090	¥ 20,502
Total minimum lease payments	27,356		27,356
Less: total future interest expenses	6,854		6,854
1 year or less
Remaining contractual maturities
Lease liabilities	1,753		1,753
Total minimum lease payments	2,687		2,687
1-2 years
Remaining contractual maturities
Lease liabilities	9,904		9,904
Total minimum lease payments	3,442		13,228
2-5 years
Remaining contractual maturities
Lease liabilities	6,222		6,222
Total minimum lease payments	7,999		7,999
more than 5 years
Remaining contractual maturities
Lease liabilities	2,623		2,623
Total minimum lease payments	¥ 13,228		¥ 3,442
IFRS 16
Remaining contractual maturities
Lease liabilities		411,090
Total minimum lease payments		601,031
Less: total future interest expenses		189,941
IFRS 16 | 1 year or less
Remaining contractual maturities
Lease liabilities		16,754
Total minimum lease payments		35,662
IFRS 16 | 1-2 years
Remaining contractual maturities
Lease liabilities		318,638
Total minimum lease payments		423,360
IFRS 16 | 2-5 years
Remaining contractual maturities
Lease liabilities		55,753
Total minimum lease payments		104,081
IFRS 16 | more than 5 years
Remaining contractual maturities
Lease liabilities		19,945
Total minimum lease payments		¥ 37,928